Other operating income/(expenses) (Tables)	12 Months Ended
Dec. 31, 2023
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Summary of Other Operating Income/(Expenses)

Million US dollar	2023	2022	2021

Brazilian tax credits	44	201	226
Government grants	374	311	322
Net gain on disposal of property, plant and equipment, intangible assets and assets held for sale	73	82	65
License income	31	27	25
Net rental and other operating income	256	220	167
Other operating income/(expenses)	778	841	805